Mar. 31, 2025
MML Equity Index Fund | MML Equity Index Fund
The following information will replace the information for the Fund found in the section titled Investment Objective (on page 13 of the Prospectus):
The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.

The reference to “Northern Trust Investments, Inc. (“NTI”)” under the heading Principal Investment Strategies in the section titled Investments, Risks, And Performance (on page 13 of the Prospectus) will be deleted and replaced with a reference to “BlackRock Investment Management, LLC (“BlackRock”)”.